DEBENTURES - Summary (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$) instrument	Jun. 30, 2025 BRL (R$) instrument	Dec. 31, 2024 BRL (R$)
DEBENTURES
Total Debentures	R$ 4,407,399		R$ 3,828,463
Current	44,609		37,988
Non-current	R$ 4,362,790		3,790,475
14th
DEBENTURES
Quantity, Issued | instrument	20,000
Quantity, Held in treasury | instrument	20,000
16th
DEBENTURES
Quantity, Issued | instrument	800,000
Total Debentures			812,957
17th
DEBENTURES
Quantity, Issued | instrument	1,500,000
Total Debentures	R$ 1,514,441		1,510,163
18th
DEBENTURES
Quantity, Issued | instrument	1,500,000
Total Debentures	R$ 1,508,060		R$ 1,505,343
19th
DEBENTURES
Quantity, Issued | instrument	1,375,000	1,375,000
Total Debentures	R$ 1,384,898	R$ 1,375,000